RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Amounts Due to Related Parties Comprised of Amounts Payable to Purchase of Raw Materials and Others) (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Amounts payable to the purchase of raw materials and others	$ 7,569,511		$ 9,209,779
Zhejiang Yaohui [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Amounts payable to the purchase of raw materials and others	3,433,772	[1]	6,689,269	[1]
Jinko and its subsidiaries [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Amounts payable to the purchase of raw materials and others	135,391	[2]	2,302,375	[2]
Champion era enterprises limited [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Amounts payable to the purchase of raw materials and others	4,000,000
JiashanKaiwo [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Amounts payable to the purchase of raw materials and others	$ 348	[3]	$ 218,135	[3]

[1]	Champion era enterprises Ltd. is controlled by Xianshou Li.
[2]	The brothers of Mr. Xianshou Li are the founders and current shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)
[3]	The director of ReneSola Ltd is the director of Zhejiang Yaohui Photovoltaic Co., Ltd.(“Zhejiang Yaohui”)